LONG-TERM OTHER RECEIVABLE	12 Months Ended
Sep. 30, 2012
Other Assets, Noncurrent Disclosure [Abstract]
LONG-TERM OTHER RECEIVABLE

NOTE 10. LONG-TERM OTHER RECEIVABLE

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Long-term receivable related to the borrowing from a third party	-	4,247
Less: Long-term borrowing from a third party	-	3,000
Long-term other receivables	-	1,247

As a US listed company, the Company is in need of US dollar to cover oversea expenses. Since State Administration of Foreign Exchange in China imposes restrictions on the remittance of currency out of China, the Company entered into a loan and guarantee agreement on July 21, 2011 with an unrelated third party to borrow US$3 million to cover oversea expenses and take RMB27.9 million, or US$4.2 million as a guarantee. The offset amount US$1.2 million is presented as long-term other receivables, since the agreement will be settled in two years. The balance had been recorded in the current portion of long-term other receivables as of September 30, 2012 since less than one year left for the repayment.